DISCONTINUED OPERATIONS - BALANCE SHEET (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Total current assets of discontinued operations	$ 84	$ 119
Noncurrent assets of discontinued operations	42	89
Current liabilities:
Total current liabilities of discontinued operations	27	31
Noncurrent liabilities of discontinued operations	78	118
Titanium Dioxide And Performance Additives Business | Discontinued Operations, Disposed of by Means Other than Sale
Current assets:
Cash and cash equivalents	1	1
Accounts receivable (net of allowance for doubtful accounts of $1)	10	18
Accounts receivable from affiliates	61	82
Inventories	9	15
Prepaid expenses	1	1
Other current assets	2	2
Total current assets of discontinued operations	84	119
Property, plant and equipment, net	19	50
Goodwill	2	2
Deferred income taxes	21	32
Other assets		5
Noncurrent assets of discontinued operations	42	89
Total assets of discontinued operations	126	208
Current liabilities:
Accounts payable	7	12
Accounts payable to affiliates	2	2
Accrued liabilities	18	17
Total current liabilities of discontinued operations	27	31
Long-term debt		4
Deferred income taxes	1	1
Other noncurrent liabilities	77	113
Noncurrent liabilities of discontinued operations	78	118
Total liabilities of discontinued operations	105	$ 149
Accounts and notes receivable, allowance for doubtful accounts (in dollars)	$ 1